Document and Entity Information	Oct. 29, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001050915
Document Type	8-K
Document Period End Date	Oct. 29, 2026
Entity Registrant Name	Quanta Services, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-13831
Entity Tax Identification Number	74-2851603
Entity Address, Address Line One	2727 North Loop West
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77008
City Area Code	(713)
Local Phone Number	629-7600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.00001 par value
Trading Symbol	PWR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false